Intangible Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Know-how license	$ 80,000	$ 80,000	$ 80,000
Less: Accumulated amortization	(66,667)	(58,667)	(42,667)
Total	$ 13,333	$ 21,333	$ 37,333